Sales (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Revenue [Abstract]
Schedule of Revenues by Market Type

The Company's revenue is mainly generated from vaccine sales, and the revenues by market type are as follows:

	For the year ended December 31,
	2025	2024	2023
Sales
Chinese Mainland Public Market	$24,998	$50,362	$46,481
Chinese Mainland Private Market	236,186	246,641	356,476
Export	124,829	64,371	67,213
Total Sales	$386,013	$361,374	$470,170

Schedule of Current Deferred Revenue

During the years ended December 31, 2025 and 2024, changes in the Company's current deferred revenue were as follows:

	For the year ended December 31,
	2025	2024
Balance at the beginning of the year	$12,211	$27,049
Additions	5,270	6,183
Deductions	(6,216)	(21,021)
Balance at the end of the year	$11,265	$12,211